INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal corporate tax rate	21.00%
Income tax rate	21.00%	21.00%
Net operating loss carryforwards	$ 5,367,467